Deferred Income Tax Assets and Liabilities (Details) - Schedule of reconciliation between tax expenses and the product - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciliation between tax expenses and the product [Abstract]
Profit before income tax from continuing operations	S/ 194,353	S/ 116,141	S/ 128,417
Loss before income tax from discontinued operations			(1,305)
Accounting profit before income tax	194,353	116,141	127,112
At statutory income tax rate of 29.5%	(57,334)	(34,262)	(37,498)
Permanent differences
Non-deductible expenses, net	(4,181)	(6,546)	(8,776)
Effect of tax-loss carry forward non-recognized	(791)	(187)	(246)
Dividends obtained from available-for-sale investments			39
At the effective income tax rate of 32% in 2019 (2018: 35% and 2017: 37%)	(62,306)	(40,995)	(46,481)
Income tax from continuing operations	(62,306)	(40,995)	(47,032)
Income tax from discontinued operations			551
Total permanent differences	S/ (62,306)	S/ (40,995)	S/ (46,481)